Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

The Company’s property and equipment include the following:

	June 30,	December 31,
	2025	2024
Furniture and fixtures	$53	$53
Lab equipment	1,086	1,097
Computer hardware and software	15	15
Leasehold improvements	788	788
Equipment under finance leases	740	740
Property and equipment	2,682	2,693
Less: Accumulated depreciation	(2,655)	(2,656)
Total	$27	$37

Depreciation expense was $3 and $9 for the three and six months ended June 30, 2025, respectively. Depreciation expense was $6 and $54 for the three and six months ended June 30, 2024, respectively.

4.	Property and Equipment

The Company’s property and equipment include the following:

	December 31,
	2024	2023
Furniture and fixtures	$53	$53
Lab equipment	1,097	1,097
Computer hardware and software	15	15
Leasehold improvements	788	788
Equipment under finance leases	740	740
Property and Equipment	2,693	2,693
Less: Accumulated Depreciation	(2,656)	(2,591)
Total	$37	$102

Depreciation expense was $65 and $269 for the years ended December 31, 2024 and 2023, respectively.